Bank Debt (Tables) (Bank Debt [Member])	3 Months Ended
Mar. 31, 2013
Bank Debt [Member]
Short-term Debt [Line Items]
Components of bank debt

	March 31,	December 31,
	2013	2012	2011
Two installment notes, monthly principal and interest of $533, interest 9.05% and 0% secured by vehicles, maturing July 2016	$21,330	$23,463	$51,569

Five lines of credit, monthly principal and interest, interest ranging from $0 to $13,166, interest ranging from 5.5% to 9.75%, guaranteed personally by principal shareholders of acquired companies, maturing between July 2013 and February 2020	485,992	536,464	761,078
	507,322	559,927	812,647
Less: Current portion of bank debt	(375,021)	(352,096)	(114,358)

Long-term portion of bank debt	$132,301	$207,831	$698,289

Schedule of future maturities
Year ending December 31,
2013	$352,096
2014	75,661
2015	75,661
2016	40,354
2017	16,155
Total	$559,927